Equity - Capital Raising (Details) € in Thousands, $ in Thousands					12 Months Ended
	Apr. 30, 2021	Apr. 21, 2021	Mar. 27, 2021 USD ($)	Oct. 13, 2015 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 15, 2017 USD ($)
Events after the reporting period
Issue of equity				€ 50,000	$ 240
Senior Notes due 2022
Events after the reporting period
Principal amount						$ 350,000	$ 350,000	$ 350,000
Agreement in Principle on the Terms of Financing Proposal
Events after the reporting period
Issue of equity			$ 40,000
Percentage of noteholders entered into lock up agreement	96.00%	95.92%
Agreement in Principle on the Terms of Financing Proposal | Minimum
Events after the reporting period
Issue of equity			40,000
Agreement in Principle on the Terms of Financing Proposal | Senior Notes due 2022
Events after the reporting period
Minimum percentage of note holders		60.00%
Agreement in Principle on the Terms of Financing Proposal | Super Senior Notes
Events after the reporting period
Principal amount			$ 60,000